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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI                 02/06/2008
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        14
                                                 ----------------------

Form 13F Information Table Value Total:                  $124,966
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           12/31/2007

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

DOW JONES AIG          DJAIG CMDTY 36  06738C778   7,848    139,577  SH       SOLE                                         139,577
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                US TIPS BD FD   464287176   7,208     68,130  SH       SOLE                                          68,130
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                MSCI EMG MKTS   464287234  10,450     69,539  SH       SOLE                                          69,539
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               GS NAT RES INDX  464287374   2,609     19,422  SH       SOLE                                          19,422
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               7-10 YR TREAS BD 464287440  13,033    150,850  SH       SOLE                                         150,850
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               1-3 YR TREAS BD  464287457  18,859    228,719  SH       SOLE                                         228,719
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                MSCI EAFE IDX   464287465     736      9,387  SH       SOLE                                           9,387
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                RUSSELL MC GR   464287481  10,874     95,442  SH       SOLE                                          95,442
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               RUSSELL 1000 GR  464287614  20,170    343,193  SH       SOLE                                         343,193
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               RUSSELL 2000 GR  464287648   2,497     29,912  SH       SOLE                                          29,912
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI GR INDX   464288885  12,121    155,975  SH       SOLE                                         155,975
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                  SILVER TR     46428Q109   2,213     15,064  SH       SOLE                                          15,064
------------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR    STREETTRACKS
                            GOLD       863307104   5,040     61,125  SH       SOLE                                          61,125
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC       COMMON      880198106  11,308  1,139,882  SH       SOLE                                       1,139,882
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL                              124,966
------------------------------------------------------------------------------------------------------------------------------------